Summary of Significant Accounting Policies (Components of AOCL) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Pension and other postretirement benefit liabilities	$ 63,667	$ 58,155
Cumulative translation adjustment	(46,547)	(52,148)
Total accumulated other comprehensive loss	$ (110,214)	$ (110,303)	$ (1,505)